Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

Prepayments and other current assets, net, consists of the following:

	As of June 30,
	2025	2024
Deposits	$40,499	$413
Prepaid social funds	25,323	25,502
Prepaid expenses (1)	612,500	-
Others (2)	43,136	14,252
Total	$721,458	$40,167
Less: allowance for expected credit losses	-	-
Total prepayments and other current assets, net	$721,458	$40,167

(1)	The prepaid expenses represent the expenses prepaid and subject to amortized over the service period.
(2)	Others includes the advances to employees for business purpose and other prepayments.